Note 2 - Loans and Allowance for Loan Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans, gross	$ 2,495,938	$ 2,330,600
Net deferred loan fees	(12,024)	(9,295)
Total loans	2,483,914	2,321,305
Less: Allowance for loan losses	(39,632)	(38,539)	$ (28,726)
Loans, net	2,444,282	2,282,766
Real Estate Portfolio Segment [Member]
Loans, gross	2,303,140	2,076,783
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	679,536	535,994
Less: Allowance for loan losses	(9,124)	(8,098)	(7,144)
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	29,300	111,646
Less: Allowance for loan losses	(396)	(1,541)	(1,117)
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	879,373	837,766
Less: Allowance for loan losses	(16,450)	(16,802)	(11,114)
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	603,292	488,626
Less: Allowance for loan losses	(9,663)	(7,936)	(5,997)
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	9,367	15,429
Less: Allowance for loan losses	(94)	(154)	(187)
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	10,043	8,433
Less: Allowance for loan losses	(118)	(105)	(123)
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	92,229	78,889
Less: Allowance for loan losses	(1,098)	(997)	(889)
Commercial Portfolio Segment [Member]
Loans, gross	116,717	172,811
Less: Allowance for loan losses	(1,314)	(1,378)	$ (1,044)
Agricultural Portfolio Segment [Member]
Loans, gross	1,438	1,206
Consumer Portfolio Segment [Member]
Loans, gross	64,794	70,517
Consumer Portfolio Segment [Member] | Personal Loan [Member]
Loans, gross	59,513	66,193
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Loans, gross	5,281	4,324
Unallocated Financing Receivables [Member]
Loans, gross	$ 9,849	$ 9,283